Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible assets consisted
Intangible assets consisted of the following:

	As of December 31, 2023	As of December 31, 2022

Land use rights*	$27,888	$28,707
Software	104,224	68,283
Technology knowhow	13,644	13,429
Less: Accumulated amortization	(89,914)	(76,475)
Total intangible assets, net	$55,842	$33,944

* Land in China is owned by the government and land ownership rights cannot be sold to an individual or to a private company. However, the Chinese government grants the user a “land use right” to use the land. The land use rights granted to the Company are amortized using the straight-line method over a term of fifty years.

Schedule of Company's amortization expense for the next five years
The following table sets forth the Company’s amortization expense for the next five years ending as of December 31, 2023:

Amortization
expenses
Twelve months ending December 31, 2024	$12,884
Twelve months ending December 31, 2025	12,490
Twelve months ending December 31, 2026	8,158
Twelve months ending December 31, 2027	8,158
Twelve months ending December 31, 2028	559
Thereafter	13,593
Total	$55,842